Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	€ 179	€ 126
Commercial mortgage-backed securities	[1]	5	6
Mortgage and other asset-backed securities	[1]	38	26
Corporate, sovereign and other debt securities	[1]	136	94
Equity securities	[1]	84	95
Derivatives [Abstract]
Credit	[1]	151	155
Equity	[1]	257	164
Interest related	[1]	346	340
Foreign exchange	[1]	49	65
Other	[1]	106	106
Loans [Abstract]
Loans	[1]	475	504
Loan commitments	[1]	0	0
Other	[1]	0	0
Total	[1]	1,647	1,556
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	118	90
Commercial mortgage-backed securities	[1]	4	6
Mortgage and other asset-backed securities	[1]	37	28
Corporate, sovereign and other debt securities	[1]	77	56
Equity securities	[1]	67	67
Derivatives [Abstract]
Credit	[1]	116	125
Equity	[1]	207	138
Interest related	[1]	206	173
Foreign exchange	[1]	26	12
Other	[1]	89	73
Loans [Abstract]
Loans	[1]	219	320
Loan commitments	[1]	0	0
Other	[1]	0	0
Total	[1]	€ 1,046	€ 999

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.